Loans and Allowance for Credit Losses, Nonaccrual (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Residential Real Estate [Member]
Nonaccrual Loans [Abstract]
Mortgage Loans in Process of Foreclosure, Amount	$ 8,100	$ 11,000
Government Guaranteed Mortgage Loans upon Foreclosure Receivable [Member]
Nonaccrual Loans [Abstract]
Mortgage Loans in Process of Foreclosure, Amount	4,800	6,200
Mortgages held for sale [Member] | Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	149	177
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	10,384	11,382
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Commercial [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	4,059	2,424
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial and Industrial Loans [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	3,216	1,363
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	685	969
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Construction [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	43	66
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Lease Financing [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	115	26
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Consumer [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	6,325	8,958
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	4,962	7,293
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	1,206	1,495
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Automobile [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	106	121
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Other revolving credit and installment [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	$ 51	$ 49